Segment Information (Details) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2015 USD ($) segment	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Segment Reporting Information [Line Items]
Number of Reportable Operating Segments | segment									4
Total assets	$ 4,217,270				$ 3,686,275				$ 4,217,270	$ 3,686,275
Rental revenue									330,886	286,673	$ 248,709
Tenant reimbursements									16,320	17,663	18,401
Other income (loss)									3,629	1,009	1,682
Mortgage and other financing income									70,182	79,706	74,272
Total revenue	111,988	$ 108,335	$ 101,258	$ 99,436	104,669	$ 98,738	$ 91,787	$ 89,857	421,017	385,051	343,064
Property operating expense									23,433	24,897	26,016
Other expense									648	771	658
Investment Income, Investment Expense									24,081	25,668	26,674
Net Operating Income Before Unallocated Items									396,936	359,383	316,390
General and Administrative Expense									(31,021)	(27,566)	(25,613)
Severance Costs									(18,578)	0	0
Costs associated with loan refinancing or payoff									(270)	(301)	(6,166)
Gain on early extinguishment of debt									0	0	4,539
Interest Expense									(79,915)	(81,270)	(81,056)
Transaction costs									(7,518)	(2,452)	(1,955)
Provision for loan losses									0	(3,777)	0
Depreciation and amortization									(89,617)	(66,739)	(53,946)
Equity in income from joint ventures									969	1,273	1,398
Gain on sale or acquisition, net									23,829	1,209	3,017
Gain on sale of investment in a direct financing lease									0	220	0
Income tax benefit (expense)									(482)	(4,228)	14,176
Discontinued Operation, Income (Loss) from Discontinued Operation During Phase-out Period, Net of Tax									199	505	333
Transaction Costs Discontinued Operations									0	3,376	0
Gain on sale of real estate									0	0	4,256
Net income	52,750	$ 50,195	$ 48,766	$ 42,821	52,635	$ 42,705	$ 40,760	$ 43,533	194,532	179,633	180,226
Dividends, Preferred Stock									(23,806)	(23,807)	(23,806)
Net income available to common shareholders of EPR Properties									170,726	155,826	156,420
Entertainment Reportable Operating Segment [Member]
Segment Reporting Information [Line Items]
Total assets	2,006,926				2,017,046				2,006,926	2,017,046
Rental revenue									238,896	237,429	221,024
Tenant reimbursements									16,343	17,640	18,401
Other income (loss)									512	(6)	80
Mortgage and other financing income									7,127	7,056	8,447
Total revenue									262,878	262,119	247,952
Property operating expense									23,120	24,143	25,521
Other expense									0	0	0
Investment Income, Investment Expense									23,120	24,143	25,521
Net Operating Income Before Unallocated Items									239,758	237,976	222,431
Education Reportable Operating Segment [Member]
Segment Reporting Information [Line Items]
Total assets	1,013,930				734,512				1,013,930	734,512
Rental revenue									51,439	27,874	15,931
Tenant reimbursements									0	0	0
Other income (loss)									0	0	0
Mortgage and other financing income									30,622	31,488	33,275
Total revenue									82,061	59,362	49,206
Property operating expense									0	0	0
Other expense									0	0	0
Investment Income, Investment Expense									0	0	0
Net Operating Income Before Unallocated Items									82,061	59,362	49,206
Recreation Reportable Operating Segment [Member]
Segment Reporting Information [Line Items]
Total assets	935,266				696,931				935,266	696,931
Rental revenue									40,551	20,368	10,124
Tenant reimbursements									0	0	0
Other income (loss)									0	0	0
Mortgage and other financing income									32,080	40,775	32,232
Total revenue									72,631	61,143	42,356
Property operating expense									0	0	0
Other expense									0	0	0
Investment Income, Investment Expense									0	0	0
Net Operating Income Before Unallocated Items									72,631	61,143	42,356
Other Reportable Operating Segment [Member]
Segment Reporting Information [Line Items]
Total assets	203,757				206,795				203,757	206,795
Rental revenue									0	1,002	1,630
Tenant reimbursements									(23)	23	0
Other income (loss)									119	315	1,471
Mortgage and other financing income									353	387	318
Total revenue									449	1,727	3,419
Property operating expense									313	754	495
Other expense									648	771	658
Investment Income, Investment Expense									961	1,525	1,153
Net Operating Income Before Unallocated Items									(512)	202	2,266
Corporate Unallocated [Member]
Segment Reporting Information [Line Items]
Total assets	$ 57,391				$ 30,991				57,391	30,991
Rental revenue									0	0	0
Tenant reimbursements									0	0	0
Other income (loss)									2,998	700	131
Mortgage and other financing income									0	0	0
Total revenue									2,998	700	131
Property operating expense									0	0	0
Other expense									0	0	0
Investment Income, Investment Expense									0	0	0
Net Operating Income Before Unallocated Items									$ 2,998	$ 700	$ 131